Income taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	34.00%
Maximum permitted tax loss carry forwards percentage	30.00%
Unrecognised tax benefits	R$ 8,560,792	R$ 6,427,740
Amount of assessments under dispute with tax authorities	R$ 6,859,878	R$ 7,052,491
Effective tax rate	15.00%